CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (522,672)	$ (82,020)	¥ (404,029)	¥ (352,092)
Adjustments to reconcile net loss to net cash generated from operating activities:
Share-based compensation (note 23)	14,680	2,304	20,621	20,593
Depreciation of property, plant and equipment (note 9)	64,288	10,088	55,030	44,358
Amortization of intangible assets (note 12)	30,171	4,734	15,756	11,995
Amortization of land lease payments (note 10)	9,621	1,510	9,513	9,462
Lease expense to reduce operating lease ROU	21,720	3,408	23,030	16,698
(Income) loss from equity method investments	(18,163)	(2,850)	(6,021)	5,078
Change in fair value of derivative liability (note 21)	39	6		0
(Gain) loss on disposal of long-lived assets			(677)	1,299
Deferred tax expense (benefit)	11,257	1,766	(13,347)	(22,458)
Allowance for doubtful accounts, net	2,555	401	6,058	24,544
Impairment of long-lived assets	0	0	8,500	76,089
Impairment of Inventories				890
Interest and consultation expenses	73,789	11,579	81,359	53,229
Loss on disposal of subsidiary (note 4)	0	0	14,894	0
Gain from disposal of an equity method investment (note 14)	0	0	(7,837)	0
Gain from revaluation of previously held equity interests				(31,898)
Changes in operating assets and liabilities net of effects of acquisition and disposals:
Accounts receivable	(64,450)	(10,114)	(6,167)	3,574
Prepayments and other current assets	(30,908)	(4,850)	(82,497)	11,047
Inventories	(4,352)	(683)	(14,446)	(1,827)
Other non-current assets	(175)	(27)	392	1,860
Accounts payable	262,842	41,246	11,119	2,840
Accrued expenses and other liabilities	(2,515)	(395)	15,171	(60,947)
Deferred revenue	(193,464)	(30,359)	84,543	953
Income tax payable	(858)	(135)	105	(3,010)
Accrued unrecognized tax benefit	621	97	(28,012)	(16,204)
Operating lease liabilities	(13,339)	(2,093)	(12,824)	(12,649)
Net cash used in operating activities	(359,313)	(56,387)	(229,766)	(195,347)
CASH FLOWS FROM INVESTING ACTIVITIES
Redemption of short-term investments				50,000
Purchase of land use right			(7,170)	0
Investment in equity method investees	(61,159)	(9,597)	(163,844)	0
Prepayments for long-term investments			(28,490)	0
Investment in equity investments without readily determinable fair value	(6,439)	(1,010)		0
Settlement of investment in CMCC				(105,119)
Acquisitions of business, net of cash acquired	1,569	246	(8,336)	(420,559)
Acquisitions of property, plant and equipment	(278,977)	(43,778)	(168,023)	(232,691)
Acquisitions of intangible assets	(19,712)	(3,093)	(1,028)	(576)
Deposits for the purchases of property, plant and equipment	(481,604)	(75,574)	(336,681)	(468,234)
Refund from deposits for the purchases of property, plant and equipment				15,000
Proceeds from disposal of equity method investment (note 14)			33,020	6,779
Proceeds from disposal of property, plant and equipment	212,975	33,420	271	69,335
Proceeds from principal portion of direct financing leases	31,525	4,947	24,842	14,558
Proceeds from disposal of a subsidiary			201,554	0
Cash distribution from equity method investments	15,863	2,489		0
Purchase of available-for-sale debt securities			(80,000)	0
Redemption of available-for-sale debt securities	19,978	3,135		0
Net cash used in investing activities	(565,981)	(88,815)	(533,885)	(1,071,507)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank borrowings	126,112	19,790	740,434	285,500
Proceeds from long-term bank and other borrowings	386,635	60,671	857,110	934,406
Proceeds from convertible note (note 22)	20,000	3,138		0
Borrowings from related parties (note 25)	24,432	3,834	26,560	0
Repayment to related parties (note 25)	(80,886)	(12,693)		0
Repayment of short-term bank and other borrowings	(24,706)	(3,877)	(1,029,176)	(442,817)
Repayment of long-term bank and other borrowings	(206,057)	(32,335)	(241,825)	(253,828)
Purchase of subsidiary shares from noncontrolling interests	(4,581)	(719)	(25,653)	(9,993)
Capital injection from a noncontrolling interests in a subsidiary	1,500	235	110,852	0
Proceeds from issuance of contingently redeemable noncontrolling interests of a subsidiary	400,000	62,769	700,000	0
Net cash generated from financing activities	642,449	100,813	1,138,302	513,268
Effect of foreign exchange rate changes on cash and cash equivalent and restricted cash	(4,639)	(723)	(2,563)	1,161
Net increase (decrease) in cash	(287,484)	(45,112)	372,088	(752,425)
Cash and cash equivalents and restricted cash at beginning of the year	446,395	70,049	74,307	826,732
Cash and cash equivalents and restricted cash at end of the year	158,911	24,937	446,395	74,307
Reconciliation of cash and cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	157,386	24,697	334,264	74,307
Restricted cash, current portion	1,387	218	4,661	0
Restricted cash, noncurrent portion	138	22	107,470	0
Total cash and cash equivalents and restricted cash	158,911		446,395	74,307
Supplemental schedule of major cash flows information:
Income tax paid			(3,259)	(17,267)
Interest paid	(134,180)	(21,056)	(73,848)	(64,250)
Supplemental schedule of major non-cash activities:
Acquisition of investment through effective settlement in other receivables, advance to suppliers and other payables (note 4)			602	685,669
Acquisition of property, plant and equipment, construction in progress and other intangible assets through utilization of deposits	460,078	72,196	704,312	388,960
Acquisition of property, plant and equipment, construction in progress and other intangible assets included in accrued expense and other liabilities	¥ 99,406	$ 15,599	¥ 50,736	¥ 29,632